COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended						6 Months Ended
	Nov. 30, 2025	Apr. 30, 2025	Jun. 30, 2022	Nov. 30, 2020	Oct. 31, 2019	Jun. 30, 2018	Jun. 30, 2026
Guarantor Obligations [Line Items]
Amount of claim, including interest, penalties and legal fees							$ 7,912
Principle amount of claim							789
Aggregate amount of guarantees							87,879
Restricted cash collateral							44
Gth Peru [Member]
Guarantor Obligations [Line Items]
Arbitration award amount		$ 9,600
Amount of claim	$ 5,000
PERU
Guarantor Obligations [Line Items]
Aggregate amount of guarantees							83,492
Arbitration award amount						$ 13,500
Income from award settlement				$ 13,700
Amount of money yet to be collected				$ 500
PERU | Gth Peru [Member]
Guarantor Obligations [Line Items]
Period of occurrence					2015-2019
Arbitration award amount			$ 15,000
Income from award settlement							4,400
Amount of money yet to be collected							$ 7,500